Equity Incentive Plan - Summary of Weighted Average Assumptions of Fair Value of Stock Options Under Black-Scholes Option Pricing Model (Detail)	6 Months Ended
Jun. 30, 2015 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value per share	$ 4.02
Expected volatility	70.80%
Risk free interest rate	1.80%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 years 29 days